Finance Leases: Schedule of Net Book Value of Leased Asets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Transportation, Vehicles and Equipment	$ 445,850	$ 195,054
Capital Lease, Operating machinery and equipment	198,193	93,639
Capital Lease, Construction in Progress	596	1,731
Accumulated Depreciation of Leased Assets	(73,037)	(34,263)
Net value of property, plant and equipment, obtained under capital lease agreements	$ 571,602	$ 256,161